CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 298,429	$ 267,740	$ 260,273
Vessel operating expenses	(91,149)	(72,802)	(64,366)
Voyage, charterhire and commission expenses	(2,183)	(2,444)	(669)
Administrative expenses	(33,462)	(38,100)	(35,311)
Project development expenses	(39,130)	(8,017)	(2,521)
Depreciation and amortization	(50,294)	(51,712)	(55,362)
Impairment of long-lived assets	(5,021)	(76,155)	0
Total operating expenses	(221,239)	(249,230)	(158,229)
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(84,751)	520,997	204,663
Other operating gain/(loss)	23,359	(15,417)	0
Total other operating (loss)/income	(61,392)	505,580	204,663
Operating income	15,798	524,090	306,707
Realized and unrealized mark-to-market (loss)/gain on our investment in listed equity securities	(62,308)	400,966	(295,777)
Other non-operating income/(loss), net	9,823	11,916	(66,027)
Total other non-operating (loss)/income	(52,485)	412,882	(361,804)
Interest income	46,061	12,225	128
Interest expense, net	0	(19,286)	(34,486)
(Losses)/gains on derivative instruments, net	(7,227)	71,497	24,348
Other financial items, net	(900)	(5,380)	693
Net financial income/(expense)	37,934	59,056	(9,317)
Income/(loss) before taxes and net (loss)/income from equity method investments	1,247	996,028	(64,414)
Income tax (expense)/benefit	(1,870)	438	(1,440)
Net (loss)/income from equity method investments	(2,520)	19,041	1,080
Net (loss)/income from continuing operations	(3,143)	1,015,507	(64,774)
Net income/(loss) from discontinued operations	293	(76,450)	625,389
Net (loss)/income	(2,850)	939,057	560,615
Total net income attributable to non-controlling interests	(43,943)	(151,284)	(146,764)
Net (loss)/income attributable to stockholders of Golar LNG Limited	$ (46,793)	$ 787,773	$ 413,851
(Loss)/earnings per share attributable to Golar LNG Limited stockholders Per common share amounts
Basic earnings/(loss) per share from continuing operations (in dollars per share)	$ (0.44)	$ 8.09	$ (1.60)
Dilutive earnings/(loss) per share from continuing operations (in dollars per share)	(0.44)	8.04	(1.60)
Basic (loss)/earnings per share from discontinued operations (in dollars per share)	0.00	(0.79)	5.38
Diluted (loss)/earnings per share from discontinued operations (in dollars per share)	$ 0.00	$ (0.79)	$ 5.38
Continuing operations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Depreciation and amortization	$ (50,294)	$ (51,712)	$ (55,362)
Realized and unrealized mark-to-market (loss)/gain on our investment in listed equity securities	(62,308)	400,966	(295,777)
Income tax (expense)/benefit	1,870	(438)	1,440
Net (loss)/income from equity method investments	(2,520)	19,041	1,080
Net (loss)/income from continuing operations	(3,143)	1,015,507	(64,774)
Total net income attributable to non-controlling interests	(43,943)	(143,078)	(111,186)
Discontinued operations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Depreciation and amortization	(20)	(8,732)	(50,590)
Total net income attributable to non-controlling interests	0	(8,206)	(35,578)
Liquefaction services revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	245,418	213,970	221,020
Vessel management fees and other revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	35,086	44,085	27,777
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 17,925	$ 9,685	$ 11,476